Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	June 30, 2025	December 31, 2024
	(in thousands)
	£	£
Share capital	9,832	5,681
Share premium	161,841	146,146

	171,673	151,827

	Number (in thousands)
	Nominal value £0.0004	Nominal value £0.04
Issued share capital comprises:
Ordinary shares	9,540,891	142,037
Deferred shares	15,040,466	—

	24,581,357	142,037

Summary of Movement in the Share Capital

	Number	Ordinary share capital	Deferred share capital	Share premium
	(in thousands)
Fully paid shares:		£	£	£
Balance at December 31, 2024	142,037	5,681	—	146,146
Exercise of share options	29	1	—	—
Issue of share capital	9,858	394	—	81
Share issue expenses	—	—	—	(14)

Balance pre-subdivision and reclassification	151,924	6,076	—	146,213
Subdivision and reclassification of share capital	15,040,466	(6,016)	6,016	—
Issue of share capital	61,323	25	—	722
Exercise of warrants	9,327,644	3,731	—	15,188
Share issue expenses	—	—	—	(282)

Balance at June 30, 2025	24,581,357	3,816	6,016	161,841